Consolidated Statements of Profit or Loss and Other Comprehensive Income/(Loss) (Parentheticals)	12 Months Ended
	Dec. 31, 2023 RM / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 RM / shares shares	Dec. 31, 2021 RM / shares shares
Profit or loss [abstract]
Earnings per share - Diluted | (per share)	RM 0.97	$ 0.21	RM 0.59	RM 0.60
Weighted average number of ordinary shares used in computing earnings – diluted	36,802,804	36,802,804	34,412,259	33,400,100